LOANS RECEIVABLE, NET - Loans receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOANS RECEIVABLE, NET
Loans receivable	¥ 19,942,075	¥ 13,652,723
Less allowance for loan losses	(1,457,419)	(948,893)	¥ (421,767)	¥ (351,639)
Loans receivable, net	18,484,656	12,703,830
Accrued interest receivable	177,767	86,144
Net of allowance for loans receivable	¥ 12,992	¥ 5,987